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April 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      RiverSource Market Advantage Series, Inc.
                  RiverSource Portfolio Builder Conservative Fund
                  RiverSource Portfolio Builder Moderate Conservative Fund RiverSource Portfolio Builder Moderate Fund
                  RiverSource Portfolio Builder Moderate Aggressive Fund RiverSource Portfolio Builder Aggressive Fund
                  RiverSource Portfolio Builder Total Equity Fund
                  RiverSource Small Company Index Fund
                  RiverSource S&P 500 Index Fund

                  Post-Effective Amendment No. 37
                  File No. 33-30770/811-5897
         Accession Number: 0001068800-07-000851

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 37 (Amendment). This Amendment was filed electronically on March 28, 2007.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.